CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net income/(loss)	$ (16,676)	$ (12,544)	$ 16,488
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	42,182	37,413	30,394
Share-based compensation expenses	34,822	1,941	1,949
Impairment of property and equipment	708	276	281
Loss on liquidation of a subsidiary			106
Gain from disposal of cost method investment			(1,772)
Allowance for doubtful accounts	7,317	6,136	8,509
Loss from equity method investments	2,448	9,547	1,732
Changes in assets and liabilities
Accounts receivable	(65,799)	(16,271)	(22,632)
Inventories	(1,654)	(3,103)	(1,279)
Prepaid expenses and other current assets	(6,344)	3,165	(10,069)
Deferred tax assets	(9,925)	(11,476)	(8,296)
Rental deposit and other long-term assets	(3,916)	(2,150)	(2,781)
Accounts payable	8,629	9,337	4,766
Accrued expenses and other current liabilities	7,453	18,741	3,979
Deferred revenues	23,165	6,846	23,914
Income tax payable	2,327	4,368	702
Deferred government subsidy			(61)
Deferred tax liabilities	(1,732)	(2,183)	(2,328)
Net cash provided by generated from operating activities	23,005	50,043	43,602
CASH FLOWS FROM INVESTING ACTIVITIES:
Restricted cash	408	30,124	20,772
Term deposits	4,528	7,679	2,361
Purchase of property and equipment	(34,912)	(63,389)	(37,024)
Purchase of intangible assets			(157)
Payments for business acquisitions (net of cash acquired of $10,165 and $6 and $516 for years ended March 31, 2016, 2017 and 2018, respectively)	(1,307)	(2,371)	(37,249)
Prepayment for business acquisitions	(879)
Payment for long-term investments	(3,149)	(5,473)	(204,414)
Return of prepayment for long-term investments		4,000
Proceeds from sale of cost method investment			1,897
Loan provided to related parties		(2,508)	(4,719)
Repayment of loan by related parties	140	2,324
Proceeds from disposal of the subsidiaries	2,231
Payment of loan receivables			(1,000)
Net cash used in investing activities	(34,783)	(32,011)	(261,533)
CASH FLOW FROM FINANCING ACTIVITIES
Proceeds from exercise of share options	1,324	1,324	8,035
Capital contribution from non-controlling interest shareholders	909	134	567
Return of capital to non-controlling interest shareholders	(572)
Dividend distribution to non-controlling interest shareholders	(884)	(704)	(795)
Payments for business acquisitions			(1,853)
Proceeds from financing agreement in relation with New China Life Insurance Health Investment Management Co., Ltd	31,886
Proceeds from long-term borrowings	9,565		232,744
Proceeds from short-term borrowings	65,679	37,176	54,126
Repayments of short-term borrowings	(103,403)	(60,610)	(55,359)
Repayments of long-term borrowings		(29,741)
Net cash provided by (used in) financing activities	4,504	(52,421)	237,465
Effect of exchange rate on cash and cash equivalents	5,277	(8,824)	(8,759)
Net increase (decrease) in cash and cash equivalents	(1,997)	(43,213)	10,775
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	64,898	108,111	97,336
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	62,901	64,898	108,111
Supplemental cash flow information
Income tax paid	17,894	11,649	13,327
Interest paid	24,673	3,600	1,957
Supplemental non-cash financing and investing activities
Payable for business acquisitions	(10,127)	(6,436)	(9,350)
Payable for purchase of long term investments			3,743
Payable for purchase of property and equipment	12,456	11,830	7,109
Prepayment for business acquisitions	4,524	3,322	10,570
Prepayment for long term investments			4,000
Prepayment for purchase of property and equipment	17,699	12,677	11,318
Capital contribution, through other assets, relating to non-controlling interest	461
Shenzhen Hospital Management
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of non-controlling interest		$ (2,397)
iKang Shanghai Gubei
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of non-controlling interest			(788)
Fujian iKang
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of non-controlling interest	$ (1,843)
Beijing Tianzhikangjian
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of non-controlling interest			$ (1,212)